Basis of presentation (Details) $ in Millions			12 Months Ended
	Aug. 20, 2021 country item subsidiary	Nov. 29, 2019	Dec. 31, 2020 USD ($)
Basis for presentation
Decrease in net assets due to loss of control | $			$ 65,570
Number of subsidiaries | subsidiary	50
Number of joint ventures	11
Number of associate	1
Number of countries in which the company operates | country	6
Invercolsa
Basis for presentation
Percentage of voting equity interests acquired		8.53%
Percentage of interest held in Ecopetrol Singapore		51.88%
Interconexin Elctrica S.A. ESP
Basis for presentation
Percentage of interest held in Ecopetrol Singapore	51.40%